Consolidated Statements of Changes in Equity - CAD ($) $ in Millions	Total	Common Shares [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Loss [Member]	Hydro One [Member]	Non-controlling Interest [Member]
Beginning balance at Dec. 31, 2017	$ 10,080	$ 4,856	$ 5,183	$ (9)	$ 10,030	$ 50
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	(27)		(31)		(31)	4
Other comprehensive income	2			2	2
Distributions to noncontrolling interest	(5)					(5)
Dividends on preferred shares	(9)		(9)		(9)
Dividends on common shares	(6)		(6)		(6)
Return of stated capital (Note 23)	(544)	(544)			(544)
Ending balance at Dec. 31, 2018	9,491	4,312	5,137	(7)	9,442	49
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	956		952		952	4
Other comprehensive income	1			1	1
Distributions to noncontrolling interest	(6)
Contributions from sale of noncontrolling interest (Note 4)	12					12
Dividends on preferred shares	(2)		(2)		(2)
Dividends on common shares	(1)		(1)		(1)
Return of stated capital (Note 23)	(748)	(748)			(748)
Ending balance at Dec. 31, 2019	$ 9,703	$ 3,564	$ 6,086	$ (6)	$ 9,644	$ 59